COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.         COMMITMENTS AND CONTINGENCIES

Capital commitment

As of December 31, 2024
		Less than	1 to 3	More than
	Total	1 year	years	3 years
	US$	US$	US$	US$
Capital commitments	13,444	13,444	—	—

As of December 31, 2024, the Company does not have significant capital expenditure plans or commitments for the construction of fixed assets except for an office building under construction, which was planned since 2019. This is primarily due to the current operational environment and the Company’s strategic focus on maintaining financial flexibility. Given the existing business conditions, the Company does not plan to enter into any material agreements or contracts for future capital expenditures.

Significant legal contingencies

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Litigation as respondent – Cayman Winding-up Petition

On November 12, 2020, certain shareholders of the Company (the “Petitioners”) filed a winding-up petition in the Grand Court of the Cayman Islands (the “Cayman Court”), under Cause No: FSD 278 of 2020, seeking to wind up the Company (the “Winding-up Petition”). The Petitioners also filed an application on December 4, 2020, for the appointment of provisional liquidators over the Company. A hearing was held on December 24, 2020, where the Cayman Court adjourned the application to allow the parties additional time to negotiate undertakings to the Court. The hearing was further adjourned by consent of the parties to a date no earlier than the week of March 29, 2021.

On October 24, 2023, the Cayman Court approved a Consent Order signed by all parties, which resulted in the withdrawal of the Winding-up Petition, the application for the appointment of provisional liquidators, and an additional application regarding the reconstitution of the Company’s board of directors filed on June 18, 2021. Accordingly, the proceedings under Cause No: FSD 278 of 2020 were fully discontinued, and the parties were released from all related undertakings given to the Cayman Court.

While this matter has now been resolved without further financial obligations, the Company recognizes that the proceedings were a significant legal matter during the reporting periods of 2022 through 2024. The outcome did not result in any material financial impact on the Company’s consolidated financial statements.

18.         COMMITMENTS AND CONTINGENCIES (continued)

Litigation as plaintiff - Equity Transfer Agreement Dispute

In June 2023, a wholly owned subsidiary of the Company initiated legal proceedings against the former shareholders of an equity investee, relating to a dispute arising from a prior equity transfer transaction. The amount claimed in the litigation was RMB500 million (US$69.6 million).

On April 11, 2025, the appellate court issued a final judgment, ruling that the former shareholders are liable to compensate the Company in the amount of RMB200 million (US$27.8 million) as well as a RMB200 million (US$27.8 million) default principal adding default interest calculated at 1.5 times the one-year loan prime rate for the relevant period on the default principal.

Despite the favorable judgment, due to the counterparties’ involvement in multiple ongoing litigations and their designation as dishonest judgment debtors under Chinese law, the Company believes it is not practicable at this time to reasonably estimate either the amount or the timing of any potential recovery. Management will continue to monitor developments relating to the enforcement of the judgment and would update the financial statements if, and only to the extent that, new information were to become available.

Litigation as plaintiff - Loans and Guarantees Dispute

Since 2015, the Company and its subsidiary have pursued recovery of overdue loan obligations from Shangyinxin Payment Services Co., Ltd. and certain guarantors through a series of PRC arbitration and enforcement actions. Final arbitral awards issued in 2017 and 2019 required the obligor and guarantors to repay outstanding principal, accrued default interest, penalties, and related legal and arbitration costs, totaling approximately RMB122.61 million (approximately US$17.6 million) as of the award dates. Despite the finality of the awards, enforcement efforts in China were unsuccessful, and one of the guarantors subsequently relocated to the United States.

Beginning in 2022, the Company commenced cross-border enforcement actions in the United States, including recognition of the arbitral award, a fraudulent-transfer action, and participation in the guarantor’s bankruptcy proceedings. In 2025, the U.S. Bankruptcy Court approved agreements permitting the Company to assume certain bankruptcy estate claims and lifted the automatic stay to allow related enforcement actions to continue. These proceedings remain ongoing, and the bankruptcy process continues to impose constraints on the timing and likelihood of recovery. As of December 31, 2024, management concluded that the amount and timing of any recovery remain highly uncertain, and no receivable has been recorded beyond amounts previously recognized. The Company will continue to monitor developments and will update its assessment as new information becomes available.

18.         COMMITMENTS AND CONTINGENCIES (continued)

Litigation as defendant - Property Management Contract Dispute

On July 30, 2025, the Beijing Fengtai District People’s Court issued a first-instance judgment in a property management fee dispute concerning one of the Company’s properties, ordering eight defendants, including the Company’s subsidiary, to pay approximately RMB40.93 million (US$5.7 million), plus late payment penalties. As of December 31, 2024, the Company had already accrued RMB50.70 million (US$7.0 million) related to this matter. Both parties have appealed, and the second-instance outcome remains uncertain. Management has assessed these developments and determined that no adjustment to the consolidated financial statements as of December 31, 2024 is required.

Separately, the Company has filed a related contractual claim for economic losses, which remains pending with no judgment issued. The Company will continue to monitor the proceedings and update the financial statements if new information becomes available.

Litigation as defendant – Shareholder Winding-Up Petition

On January 19, 2024, Koa Capital L.P. and 507 Summit LLC (the “Petitioners”), holders of approximately 4.6% of the Company’s Class A Ordinary Shares (representing approximately 3.3% of the total issued share capital), filed a petition (the “Petition”) with the Grand Court of the Cayman Islands seeking the winding up of Fang Holdings Limited (“Fang” or the “Company”). The Petition names the Company as respondent and seeks the appointment of joint official liquidators.

The Petition alleges that the Company’s Executive Chairman, Vincent Mo, and directors under his control, have conducted the Company’s affairs in a manner that is unfairly prejudicial and oppressive to minority shareholders, including the Petitioners. The Petitioners allege, among other things, that: (i) the Company’s business and assets have been used to benefit Mr. Mo and his associates through a series of related-party transactions; (ii) the Company adopted an amended and restated memorandum of association that is oppressive to minority shareholders; (iii) the Company has failed to comply with statutory and regulatory disclosure requirements, including failure to file required SEC reports and to meet NYSE listing standards; (iv) the Company has provided misleading information to shareholders and the market, failed to disclose material transactions, and engaged in frequent auditor changes and accounting deficiencies; and (v) the Company’s affairs have been managed in a manner that disregards the interests of minority shareholders and lacks probity, resulting in a loss of trust and confidence in the Company’s management.

The Petitioners seek, among other things: (i) an order winding up the Company on just and equitable grounds pursuant to section 92(e) of the Companies Act (2023 Revision) of the Cayman Islands; (ii) the appointment of joint official liquidators with broad powers to manage the Company’s affairs and protect its assets; and (iii) ancillary relief to facilitate the liquidation process and protect the interests of shareholders and creditors.

As of December 31, 2024, the proceedings remained ongoing and no court ruling had been issued. Management believes that the outcome of the petition and any potential financial impact cannot be reliably estimated at this time. Accordingly, no provisions or adjustments have been recorded in the consolidated financial statements as of December 31, 2024.